RESTRUCTURING (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Restructuring [Roll Forward]
Beginning balance		$ 86
Provision	$ 19	24
Amounts paid		(80)
Ending balance	$ 30	$ 30